Acquisitions/Divestitures	12 Months Ended
Dec. 31, 2012
Acquisitions/Divestitures
Acquisitions/Divestitures

Note C.

Acquisitions/Divestitures

Acquisitions

Purchase price consideration for all acquisitions, as reflected in the tables in this note, is paid primarily in cash. All acquisitions are reported in the Consolidated Statement of Cash Flows net of acquired cash and cash equivalents.

2012

In 2012, the company completed 11 acquisitions at an aggregate cost of $3,964 million.

Kenexa Corporation (Kenexa)—On December 3, 2012, the company completed the acquisition of 100 percent of Kenexa, a publicly held company, for cash consideration of $1,351 million. Kenexa, a leading provider of recruiting and talent management solutions, brings a unique combination of cloud-based technology and consulting services that integrates both people and processes, providing solutions to engage a smarter, more effective workforce across their most critical businesses functions. Goodwill of $1,014 million has been assigned to the Software ($771 million) and Global Technology Services (GTS) ($243 million) segments. As of the acquisition date, it is expected that approximately 10 percent of the goodwill will be deductible for tax purposes. The overall weighted average useful life of the identified intangible assets acquired is 6.5 years.

Other Acquisitions—The Software segment also completed eight other acquisitions: in the first quarter, Green Hat Software Limited (Green Hat), Emptoris Inc. (Emptoris) and Worklight, Inc. (Worklight), all privately held companies, and DemandTec, Inc. (DemandTec), a publicly held company; in the second quarter, Varicent Software Inc. (Varicent), Vivisimo Inc. (Vivisimo) and Tealeaf Technology Inc. (Tealeaf), all privately held companies; and in the third quarter, Butterfly Software, Ltd. (Butterfly), a privately held company. Systems and Technology (STG) completed two acquisitions: in the first quarter, Platform Computing Corporation (Platform Computing), a privately held company; and in the third quarter, Texas Memory Systems (TMS), a privately held company. All acquisitions were for 100 percent of the acquired companies.

The table below reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2012.

2012 Acquisitions

($ in millions)

	Amortization		Other
	Life (in Years)	Kenexa	Acquisitions
Current assets		$133	$278
Fixed assets/noncurrent assets		98	217
Intangible assets
Goodwill	N/A	1,014	1,880
Completed technology	3 to 7	169	403
Client relationships	4 to 7	179	194
In-process R&D	N/A	—	11
Patents/trademarks	1 to 7	39	37
Total assets acquired		1,632	3,020
Current liabilities		(93)	(143)
Noncurrent liabilities		(188)	(264)
Total liabilities assumed		(281)	(407)
Total purchase price		$1,351	$2,613

N/A—Not applicable

Each acquisition further complemented and enhanced the company’s portfolio of product and services offerings. Green Hat helps customers improve the quality of software applications by enabling developers to use cloud computing technologies to conduct testing of a software application prior to its delivery. Emptoris expands the company’s cloud-based analytics offerings that provide supply chain intelligence leading to better inventory management and cost efficiencies. Worklight delivers mobile application management capabilities to clients across a wide range of industries. The acquisition enhances the company’s comprehensive mobile portfolio, which is designed to help global corporations leverage the proliferation of all mobile devices—from laptops and smartphones to tablets. DemandTec delivers cloud-based analytics software to help organizations improve their price, promotion and product mix within the broad context of enterprise commerce. Varicent’s software automates and analyzes data across sales, finance, human resources and IT departments to uncover trends and optimize sales performance and operations. Vivisimo software automates the discovery of big data, regardless of its format or where it resides, providing decision makers with a view of key business information necessary to drive new initiatives. Tealeaf provides a full suite of customer experience management software, which analyzes interactions on websites and mobile devices. Butterfly offers storage planning software and storage migration tools, helping companies save storage space, operational time, IT budget and power consumption. Platform Computing’s focused technical and distributed computing management software helps clients create, integrate and manage shared computing environments that are used in compute-and-data intensive applications such as simulations, computer modeling and analytics. TMS designs and sells high-performance solid state storage solutions.

For the “Other Acquisitions,” the overall weighted-average life of the identified amortizable intangible assets acquired is 6.6 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives. Goodwill of $1,880 million has been assigned to the Software ($1,412 million), Global Business Services (GBS) ($5 million), GTS ($21 million) and STG ($443 million) segments. As of the acquisition dates, it is expected that approximately 15 percent of the goodwill will be deductible for tax purposes.

On February 1, 2013, the company announced that it had entered into a definitive agreement to acquire the software portfolio of Star Analytics Inc., a privately held business analytics company based in Redwood City, California. The combination of the company’s and Star Analytics software will advance the company’s business analytics initiatives. The acquisition is subject to customary closing conditions and is expected to be completed in the first quarter of 2013.

On February 7, 2013, the company completed the acquisition of StoredIQ Inc. (StoredIQ), a privately held company based in Austin, Texas. StoredIQ will advance the company’s efforts to help clients derive value from big data and respond more efficiently to litigation and regulations, dispose of information that has outlived its purpose and lower data storage costs. At the date of issuance of the financial statements, the initial purchase accounting was not complete for this acquisition.

2011

In 2011, the company completed five acquisitions of privately held companies at an aggregate cost of $1,849 million.

These acquisitions were completed as follows: in the second quarter, TRIRIGA, Inc. (TRIRIGA); and in the fourth quarter, i2, Algorithmics, Inc. (Algorithmics), Q1 Labs and Curam Software Ltd. (Curam Software). TRIRIGA was integrated into the Software and GBS segments upon acquisition. All other acquisitions were integrated into the Software segment upon acquisition. All acquisitions reflected 100 percent ownership of the acquired companies.

TRIRIGA is a provider of facility and real estate management software solutions, which help clients make strategic decisions regarding space usage, evaluate alternative real estate initiatives, generate higher returns from capital projects and assess environmental impact investments. The acquisition added advanced real estate intelligence to the company’s smarter buildings initiative. i2 expanded the company’s Big Data analytics software for Smarter Cities by helping both public and private entities in government, law enforcement, retail, insurance and other industries access and analyze information they need to address crime, fraud and security threats. Algorithmics provides software and services for improved business insights at financial and insurance institutions to assess risk and address regulatory challenges. Q1 Labs is a provider of security intelligence software and accelerates efforts to help clients more intelligently secure their enterprises by applying analytics to correlate information from key security domains and creating security dashboards for their organizations. Curam Software is a provider of software and services which help governments improve the efficiency, effectiveness and accessibility of social programs for Smarter Cities.

The overall weighted-average life of the indentified intangible assets acquired was 6.9 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives. Goodwill of $1,291 million was assigned to the Software ($1,277 million) and GBS ($14 million) segments. As of the acquisition dates, it was expected that approximately 25 percent of the goodwill would be deductible for tax purposes.

The table below reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2011.

2011 Acquisitions

($ in millions)

	Amortization	Total
	Life (in Years)	Acquisitions
Current assets		$251
Fixed assets/noncurrent assets		88
Intangible assets
Goodwill	N/A	1,291
Completed technology	7	320
Client relationships	7	222
Patents/trademarks	1 to 7	17
Total assets acquired		2,190
Current liabilities		(191)
Noncurrent liabilities		(150)
Total liabilities assumed		(341)
Total purchase price		$1,849

N/A—Not applicable

2010

In 2010, the company completed 17 acquisitions at an aggregate cost of $6,538 million.

Netezza Corporation (Netezza)—On November 10, 2010, the company completed the acquisition of 100 percent of Netezza, for cash consideration of $1,847 million. Netezza expanded the company’s business analytics initiatives to help clients gain faster insights into their business information, with increased performance at a lower cost of ownership. Netezza was integrated into the Software segment upon acquisition, and goodwill, as reflected in the table below, was entirely assigned to the Software segment. As of the acquisition date, it was expected that none of the goodwill would be deductible for tax purposes. The overall weighted average useful life of the identified intangible assets acquired was 6.9 years.

Sterling Commerce—On August 27, 2010, the company completed the acquisition of 100 percent of Sterling Commerce, a wholly owned subsidiary of AT&T, Inc., for cash consideration of $1,415 million. Sterling Commerce expanded the company’s ability to help clients accelerate their interactions with customers, partners and suppliers through dynamic business networks using either on-premise or cloud delivery models. Sterling Commerce was integrated into the Software segment upon acquisition, and goodwill, as reflected in the table below, was entirely assigned to the Software segment. As of the acquisition date, it was expected that none of the goodwill would be deductible for tax purposes. The overall weighted average useful life of the identified intangible assets acquired was 6.9 years.

Other Acquisitions—The Software segment also completed acquisitions of 10 privately held companies and one publicly held company: in the first quarter, Lombardi Software, Inc. (Lombardi), Intelliden Inc. and Initiate Systems, Inc. (Initiate); in the second quarter, Cast Iron Systems; in the third quarter, BigFix, Inc., Coremetrics and Datacap; and in the fourth quarter, Unica Corporation (Unica), a publicly held company, PSS Systems, OpenPages, Inc. (OpenPages) and Clarity Systems. GTS completed an acquisition in the first quarter: the core operating assets of Wilshire Credit Corporation (Wilshire). GBS also completed an acquisition in the first quarter: National Interest Security Company, LLC, a privately held company. STG completed acquisitions of two privately held companies: in the third quarter, Storwize; and in the fourth quarter, BLADE Network Technologies (BLADE). All acquisitions were for 100 percent of the acquired companies.

Lombardi is a leading provider of business process management software and services, and became part of the company’s application integration software portfolio. Intelliden Inc. is a leading provider of intelligent network automation software and extended the company’s network management offerings. Initiate is a market leader in data integrity software for information sharing among healthcare and government organizations. Cast Iron Systems, a leading Software as a Service (SaaS) and cloud application integration provider, enhances the WebSphere business integration portfolio. BigFix, Inc. is a leading provider of high-performance enterprise systems and security management solutions that revolutionizes the way IT organizations manage and secure their computing infrastructure. Coremetrics, a leader in Web analytics software, expanded the company’s business analytics capabilities by enabling organizations to use cloud computing services to develop faster, more targeted marketing campaigns. Datacap strengthens the company’s ability to help organizations digitize, manage and automate their information assets.

2010 Acquisitions

($ in millions)

	Amortization		Sterling	Other
	Life (in Years)	Netezza	Commerce	Acquisitions
Current assets		$218	$196	$377
Fixed assets/noncurrent assets		73	106	209
Intangible assets
Goodwill	N/A	1,410	1,032	2,312
Completed technology	3 to 7	202	218	497
Client relationships	2 to 7	52	244	293
In-process R&D	N/A	4	—	13
Patents/trademarks	1 to 7	16	14	27
Total assets acquired		1,975	1,810	3,728
Current liabilities		(9)	(129)	(161)
Noncurrent liabilities		(120)	(266)	(291)
Total liabilities assumed		(128)	(395)	(452)
Total purchase price		$1,847	$1,415	$3,277

N/A—Not applicable

Unica, a leading provider of software and services used to automate marketing processes, expanded the company’s ability to help organizations analyze and predict customer preferences and develop more targeted marketing campaigns. PSS Systems is a leading provider of legal information governance and information management software. OpenPages is a leading provider of software that helps companies more easily identify and manage risk and compliance activities across the enterprise through a single management system. Clarity Systems delivers financial governance software that enables organizations to automate the process of collecting, preparing, certifying and controlling financial statements for electronic filing. Wilshire’s mortgage servicing platform continues the strategic focus on the mortgage services industry and strengthens the commitment to deliver mortgage business process outsourcing solutions. National Interest Security Company strengthens the ability to deliver advanced analytics and IT solutions to the public sector. Storwize, a provider of in-line data compression appliance solutions, helps the company to make it more affordable for clients to analyze massive amounts of data in order to provide new insights and business outcomes. BLADE provides server and top-of-rack switches as well as software to virtualize and manage cloud computing and other workloads.

For the “Other Acquisitions,” the overall weighted-average life of the identified intangible assets acquired was 6.4 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives. Goodwill of $2,312 million was assigned to the Software ($1,653 million), GTS ($32 million), GBS ($252 million) and STG ($375 million) segments. As of the acquisition dates, it was expected none of the goodwill would be deductible for tax purposes.

Divestitures

2012

On April 17, 2012, the company announced that it had signed a definitive agreement with Toshiba TEC for the sale of its Retail Store Solutions business to Toshiba TEC. As part of the transaction, Toshiba TEC and the company also signed a multi-year business partner agreement to integrate retail store solutions for Smarter Commerce. The transaction price was $850 millon, and the company will receive approximately $800 million in cash, net of closing date working capital adjustments.

Through December 31, 2012, the company completed the first three phases of the sale. For the completed phases, the company received net proceeds of $546 million, recorded a note receivable of $251 million and recognized a net pre-tax gain of $446 million. The gain was net of the fair value of certain contractual terms, certain transaction costs and the assets and liabilities sold. The gain was recorded in other (income) and expense in the Consolidated Statement of Earnings and the net proceeds are reflected within divestitures of businesses, net of cash transferred within cash flows from investing activities in the Consolidated Statement of Cash Flows. In addition, in the third quarter, the company acquired a 19.9 percent ownership interest for $161 million in Toshiba Global Commerce Solutions Holding Corporation, the new holding company that Toshiba TEC established for the business. The company will retain this ownership for a period of three years at which time Toshiba TEC will purchase the company’s equity interest for the initial acquisition value. This investment was recorded in investments and sundry assets in the Consolidated Statement of Financial Position and the payment was reflected within purchases of marketable securities and other investments within cash flows from investing activities in the Consolidated Statement of Cash Flows.

The company expects to close the next phase of the divestiture in the first quarter of 2013 with subsequent closings expected in future periods. Overall, the company expects to recognize a total pre-tax gain on the sale of approximately $500 million.

2011

During the fourth quarter of 2011, the company completed the divestiture of the iCluster business to Rocket Software. iCluster, which was acquired in the Data Mirror acquisition in 2007, was part of the Software business. This transaction was not material to the Consolidated Financial Statements.

During the second quarter of 2011, the company completed two divestitures related to subsidiaries of IBM Japan. The impact of these transactions was not material to the Consolidated Financial Statements.

2010

On March 31, 2010, the company completed the sale of its activities associated with the sales and support of Dassault Systemes’ (Dassault) product lifecycle management (PLM) software, including customer contracts and related assets to Dassault. The company received net proceeds of $459 million and recognized a net gain of $591 million on the transaction in the first quarter of 2010. The gain was net of the fair value of certain contractual terms, certain transaction costs and the assets and liabilities sold. The gain was recorded in other (income) and expense in the Consolidated Statement of Earnings and the net proceeds were reflected in proceeds from disposition of marketable securities and other investments within cash flow from investing activities in the Consolidated Statement of Cash Flows.